Schedule of changes in lease liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at Beginning, lease liability	$ 2,886,666	$ 742,212
Office lease additions - finance cost		162,226
Office lease additions - finance cost, mergers and acquisitions	808,095	2,398,085
Payments	(802,013)	(404,958)
Intrest cost	119,470	56,720
Office lease additions - finance cost, mergers and acquisitions	(1,871)	(67,619)
Balance at ending, lease liability	3,010,347	2,886,666
Current portion of contract lease liabilities	796,835	$ 578,330
Long-term portion of contract lease liabilities	$ 2,213,512